CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Details) - USD ($)	Oct. 31, 2024	Sep. 30, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Current assets
Cash		$ 5,591,717		$ 6,804,579	$ 8,858,247	$ 3,488,046		$ 1,582,384	$ 1,114,033	$ 217,788
Accounts receivable		2,661,399		1,642,990	2,109,424			1,643,959
Biological assets		2,927,578		1,723,342	1,566,822			1,199,519
Inventory		2,786,665		5,021,290	4,494,257			3,131,877
Prepaid expenses and other assets		717,132		420,336	392,787			352,274
Total current assets		18,980,755		15,612,537	17,421,537			7,910,013
Property and equipment		11,014,651		8,820,897	8,753,266			7,734,901
Notes receivable		4,098,019		2,449,122	1,430,526
Warrants asset		3,832,792		1,761,382	1,361,366
Intangible assets and goodwill		1,257,668		725,668	725,668			725,668
Deferred tax assets		700,165		246,294	470,358
TOTAL ASSETS		41,329,961		29,615,900	30,162,721			16,370,582
Current liabilities
Accounts payable and accrued liabilities		2,119,223		1,358,962	2,359,750			1,821,875
Current portion of lease liabilities		718,832		925,976	824,271			1,025,373
Current portion of long-term debt		558,515		780,358	1,285,604			1,769,600
Business acquisition consideration payable		505,340		360,000	360,000			360,000
Unearned revenue								28,024
Derivative liability		13,222,933		7,471,519	7,808,500
Income tax payable		2,110,216		873,388	366,056			311,032
Total current liabilities		21,067,570		11,770,203	13,004,181			5,315,904
Lease liabilities		3,617,628		1,972,082	2,094,412			1,275,756
Long-term debt		1,542,088		82,346	102,913			839,222
Convertible debentures				2,459,924	2,412,762
TOTAL LIABILITIES		28,416,772		16,284,555	17,614,268			7,430,882
EQUITY
Share capital		38,610,317		24,593,422	24,539,422			21,858,827
Shares issuable								35,806
Contributed surplus		8,301,073		8,186,297	8,081,938			6,505,092
Accumulated other comprehensive loss		(116,440)		(108,069)	(114,175)			(109,613)
Accumulated deficit		34,885,068		20,353,629	20,996,449			21,356,891
Equity attributable to shareholders		11,909,882		12,318,021	11,564,736			6,933,221
Non-controlling interest		1,003,307		1,013,324	983,717			2,006,479	2,033,986	(33,383)
TOTAL EQUITY	$ 12,548,453	12,913,189	$ 9,586,437	13,331,345	12,548,453			8,939,700	$ 7,120,563	$ (945,019)
TOTAL LIABILITIES AND EQUITY		$ 41,329,961		29,615,900	$ 30,162,721			$ 16,370,582
Financial Position [Member]
Current assets
Cash				6,804,579			$ 2,863,597
Accounts receivable				1,642,990			1,411,368
Biological assets				1,723,342			1,361,273
Inventory				5,021,290			3,490,591
Prepaid expenses and other assets				420,336			359,230
Total current assets				15,612,537			9,486,059
Property and equipment				8,820,897			7,469,962
Notes receivable				2,449,122
Warrants asset				1,761,382
Intangible assets and goodwill				725,668			725,668
Deferred tax assets				246,294
TOTAL ASSETS				29,615,900			17,681,689
Current liabilities
Accounts payable and accrued liabilities				1,358,962			1,434,536
Current portion of lease liabilities				925,976			633,716
Current portion of long-term debt				780,358			1,113,525
Business acquisition consideration payable				360,000			360,000
Unearned revenue							24,285
Derivative liability				7,471,519			783,854
Income tax payable				873,388			344,366
Total current liabilities				11,770,203			4,694,282
Lease liabilities				1,972,082			1,379,374
Long-term debt				82,346			1,198,336
Convertible debentures				2,459,924			1,228,104
TOTAL LIABILITIES				16,284,555			8,500,096
EQUITY
Share capital				24,593,422			21,858,827
Shares issuable							35,806
Contributed surplus				8,186,297			6,505,092
Accumulated other comprehensive loss				(108,069)			(109,613)
Accumulated deficit				(20,353,629)			(21,114,998)
Equity attributable to shareholders				12,318,021			7,175,114
Non-controlling interest				1,013,324			2,006,479
TOTAL EQUITY				13,331,345			9,181,593
TOTAL LIABILITIES AND EQUITY				$ 29,615,900			$ 17,681,689